Special Items (Tables)	12 Months Ended
Dec. 31, 2015
Unusual or Infrequent Items, or Both [Abstract]
Summary of Special Items Recorded by Segment
The table below summarizes special items recorded by segment:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
Employee-related charges
Restructuring
Canada	$2.1	$7.6	$10.6
Europe	3.0	3.7	14.5
MCI	3.2	—	0.4
Corporate	—	0.3	1.3
Special termination benefits
Canada	—	—	2.2
Impairments or asset abandonment charges
Canada - Intangible asset write-off and impairment(1)	—	13.8	17.9
Canada - Asset abandonment(2)	25.1	—	—
Europe - Intangible asset impairment(3)	275.0	360.0	150.9
Europe - Asset abandonment(4)	27.5	4.0	—
MCI - Asset write-off(5)	3.2	—	—
Unusual or infrequent items
Europe - Release of non-income-related tax reserve(6)	—	—	(4.2)
Europe - Flood loss (insurance reimbursement), net(7)	(2.4)	(1.8)	(2.0)
Termination fees and other (gains) losses
Canada - Termination fee income(1)	—	(63.2)	—
Europe - Termination fee expense, net(8)	10.0	—	—
Europe - Tradeteam transactions(9)	—	—	13.2
MCI - Sale of China joint venture(5)	—	—	(4.8)
Total Special items, net	$346.7	$324.4	$200.0

(1)
Upon termination of our MMI operations in 2014, we recognized termination fee income and charges associated with the write-off of the definite-lived intangible asset associated with the joint venture. See Note 4, "Investments" for further discussion.

Additionally, in the third quarter of 2014 and fourth quarter of 2013, we recognized impairment charges related to our definite-lived intangible asset associated with our license agreement with Miller in Canada. See Note 11, "Goodwill and Intangible Assets" for further discussion.

(2)
During the third quarter of 2015, we incurred $15.7 million of charges related to the closure of a bottling line within our Vancouver brewery, including $15.4 million of accelerated depreciation normally recorded in cost of goods sold associated with this bottling line. Additionally, during the second quarter of 2015, we incurred $8.2 million of charges related to the closure of a bottling line within our Toronto brewery, including $7.9 million of accelerated depreciation normally recorded in cost of goods sold associated with this bottling line. The decisions to close these bottling lines were made as part of an ongoing strategic review of our Canadian supply chain network and the overall shift in consumer preference toward can package consumption in Canada. Additionally, in October 2015, as a result of the continuation of this strategic review, we entered into an agreement to sell the Vancouver brewery, with the intent to use the proceeds from the sale to help fund the construction of an efficient and flexible brewery in British Columbia. The sale has not yet closed, and is anticipated to be completed by the end of the first quarter of 2016. In conjunction with the sale, we agreed to leaseback the existing property to continue operations on an uninterrupted basis while the new brewery is being constructed. We incurred accelerated depreciation charges in excess of normal depreciation recorded in cost of goods sold associated with the planned brewery closure of $1.2 million during the fourth quarter of 2015. We expect to incur additional charges, including estimated accelerated depreciation charges of approximately CAD 20 million, through final closure of the brewery which is currently anticipated to occur at the end of 2018. These ongoing charges, along with the estimated future gain on the sale of the property of approximately CAD 144 million, will be recorded as special items.

(3)
During the third quarters of 2015, 2014 and 2013, we recognized impairment charges related to indefinite-lived intangible assets in Europe. See Note 11, "Goodwill and Intangible Assets" for further discussion.

(4)
As part of our continued strategic review of our European supply chain network, in the fourth quarter of 2015, we announced the proposal and entered into a consultation process to close our Burton South brewery in the U.K. in which we will consolidate production within our recently modernized Burton North brewery. As a result, we incurred accelerated depreciation charges in excess of our normal depreciation recorded in cost of goods sold associated with this brewery of $1.4 million. We expect to incur future accelerated depreciation in excess of our normal depreciation of approximately GBP 9 million related to the Burton South brewery from the first quarter of 2016 through the third quarter of 2017. Also, in the fourth quarter of 2015, we closed our Plovdiv brewery in Bulgaria resulting in $2.1 million of asset abandonment related special charges, including accelerated depreciation in excess of our normal depreciation recorded in cost of goods sold of $1.0 million as it pertains to this brewery.

Additionally, as part of this review, during the second quarter of 2015, we completed the closure of the Alton brewery in the U.K. which began in the fourth quarter for 2014. As a result, in 2015 we incurred charges associated with the closure of $24.0 million, including accelerated depreciation in excess of our normal depreciation recorded in cost of goods sold associated with this brewery of $21.8 million. In 2014, we incurred accelerated depreciation in excess of our normal depreciation recorded in cost of goods sold associated with this brewery of $4.0 million.
We do not expect to incur future accelerated depreciation on the Alton and Plovdiv breweries. We may recognize other asset-related charges or benefits related to these brewery closures, which cannot currently be estimated and will be recorded within special items.

(5)
During the second quarter of 2015, we announced our decision to substantially restructure our business in China and consequently, recognized employee-related and asset write-off charges, including $0.7 million of accelerated depreciation normally recorded in cost of goods sold.

In December of 2013, we sold our interest in the MC Si'hai joint venture in China and recognized a gain of $6.0 million. The gain consists of the non-cash release of the $5.4 million liability representing the fair value of our remaining investment upon deconsolidation of the joint venture in 2012, as well as $0.6 million of proceeds received for our interest in the joint venture. We also recognized legal and related fees in relation to the sale of $1.2 million during 2013.

(6)
During 2009, we established a non-income-related tax reserve of $10.4 million that was recorded as a special item. The amount recorded in 2013 represents the release of this reserve as a result of a change in estimate. As a result, the remaining amount of this non-income-related tax reserve was fully released in 2013.

(7)	During 2015, we recorded $2.4 million of income for insurance proceeds received related to significant flooding in Czech Republic that occurred during the second quarter of 2013.
During 2014, we recorded losses and related costs of $2.1 million in our Europe business associated with significant flooding in Serbia, Bosnia and Croatia that occurred in the second quarter of 2014. These losses were offset by insurance proceeds of $3.9 million received related to the flooding that occurred in the second quarter of 2014.
During 2013, we recorded losses and related net costs of $5.4 million in our Europe business related to significant flooding in Czech Republic in the second quarter of 2013. These losses were offset by $7.4 million insurance proceeds received in 2013.

(8)
In June 2015, we terminated our agreement with Carlsberg whereby it held the exclusive distribution rights for the Staropramen brand in the U.K. As a result of this termination, we agreed to pay Carlsberg an early termination payment of GBP 19.0 million ($29.4 million at payment date), which was recognized as a special charge during the second quarter of 2015. The transition period concluded on December 27, 2015, and we now have the exclusive distribution rights of the Staropramen brand in the U.K.

In December 2013, we entered into an agreement with Heineken to early terminate our contract brewing and kegging agreement with Heineken under which we produced and packaged the Foster's and Kronenbourg brands in the U.K. As a result of the termination, Heineken agreed to pay us an aggregate early termination payment of GBP 13.0 million, of which we received GBP 5.0 million in 2014 and the remaining GBP 8.0 million on April 30, 2015. The full amount of the termination payment received ($19.4 million upon recognition) is included as income within special items during the year ended December 31, 2015.

(9)
Upon termination of our Tradeteam distribution agreements and subsequent termination of the joint venture and sale of our 49.9% interest in Tradeteam to DHL, we recognized a loss of $13.2 million in December 2013. See Note 4, "Investments" for further discussion.

Schedule of Restructuring Accruals
The table below summarizes the activity in the restructuring accruals by segment:

	Canada	Europe	MCI	Corporate	Total
	(In millions)
Balance at December 29, 2012	$7.1	$13.4	$2.8	$1.5	$24.8
Charges incurred	10.6	14.5	0.4	1.3	26.8
Payments made	(7.7)	(14.6)	(2.7)	(1.9)	(26.9)
Foreign currency and other adjustments	(0.3)	0.3	—	—	—
Balance at December 31, 2013	$9.7	$13.6	$0.5	$0.9	$24.7
Charges incurred	7.6	6.3	—	0.3	14.2
Payments made	(13.0)	(5.2)	(0.5)	(1.0)	(19.7)
Changes in estimates	—	(2.6)	—	—	(2.6)
Foreign currency and other adjustments	(0.5)	(0.6)	—	—	(1.1)
Balance at December 31, 2014	$3.8	$11.5	$—	$0.2	$15.5
Charges incurred	2.1	4.2	3.2	—	9.5
Payments made	(3.1)	(8.5)	(1.9)	(0.2)	(13.7)
Changes in estimates	—	(1.2)	—	—	(1.2)
Foreign currency and other adjustments	(0.5)	(0.4)	—	—	(0.9)
Balance at December 31, 2015	$2.3	$5.6	$1.3	$—	$9.2